Fair value of financial instruments - Financial assets & liabilities at fair value (Details) - EUR (€) € in Millions	Sep. 30, 2019	Mar. 31, 2019
Fair value of financial instruments
Financial assets at fair value	€ 14,608	€ 24,489
Financial liabilities at fair value	4,399	2,444
Level 1
Fair value of financial instruments
Quoted debt and equity securities	2,128	4,108
Derivative financial instruments
Fair value of financial instruments
Financial liabilities at fair value	4,399	2,444
Money market funds
Fair value of financial instruments
Financial assets at fair value	3,452	9,007
Debt and equity securities
Fair value of financial instruments
Financial assets at fair value	4,425	11,056
Derivative financial instruments
Fair value of financial instruments
Financial assets at fair value	5,709	3,634
Fair value through other comprehensive income statement
Fair value of financial instruments
Financial assets at fair value	1,022	792
Fair value
Fair value of financial instruments
Financial assets at fair value	51,804	43,616
Financial liabilities at fair value	51,804	43,616
Carrying value
Fair value of financial instruments
Financial assets at carrying value	48,852	44,439
Financial liabilities at carrying value	€ 48,852	€ 44,439